Organization and description of business	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization and description of business [Abstract]
Organization and description of business

Note 1 Organization and description of business

Near Intelligence, Inc, together with its wholly-owned subsidiaries (the “Company”), has principal activities of data processing, hosting, advertising, data driven marketing and related activities. The Company has foreign subsidiaries located in India, Australia, France, and Singapore.

The Company is a global, full stack data intelligence SaaS platform that stitches and enriches data on people and places from which its customers can derive actionable intelligence to help them make better decisions. The Company’s mission is bringing meaningful intelligence to customer behavior and helping enterprises use that intelligence to make meaningful decisions. The Company’s cloud-based platform provides accurate and comprehensive information on people, places, and products. This intelligence enables enterprises to make decisions in real time. With the Company’s data intelligence platform businesses can understand and reach their customer base.

Merger Agreement

On March 23, 2023 (the “Closing Date”), the Company consummated the Business Combination (as defined below) pursuant to the terms of the Agreement and Plan of Merger dated May 18, 2022 (as amended on November 3, 2022, December 23, 2022 and January 17, 2023, the “Merger Agreement”) with Paas Merger Sub 1 Inc., a Delaware corporation and wholly owned subsidiary of KludeIn (“Merger Sub 1”), Paas Merger Sub 2 LLC, a Delaware limited liability company and wholly owned subsidiary of KludeIn (“Merger Sub 2”), and Near Intelligence Holdings Inc., a Delaware corporation (“Near Holdings”).

On the Closing Date, pursuant to the Merger Agreement, immediately prior to the consummation of the transactions contemplated by the Merger Agreement, (i) Merger Sub 1 merged with and into Near Holdings, with Near Holdings surviving the merger as a wholly owned subsidiary of KludeIn (the “First Merger “) and (ii) immediately following the First Merger, Near Holdings, as the surviving entity of the First Merger, merged with and into Merger Sub 2, with Merger Sub 2 being the surviving entity (the “Second Merger” and, together with the First Merger, the “Mergers”). The Mergers and the other transactions described in the Merger Agreement collectively herein are described as the “Business Combination”.

At the effective time of the First Merger (the “First Effective Time”), (i) each share of Near Holdings capital stock outstanding as of immediately prior to the First Effective Time was converted into a right to receive a number of shares of KludeIn Class A Common Stock determined on the basis of a conversion ratio (the “Conversion Ratio”) of approximately 107.66 as of the Closing Date, (ii) each outstanding Near Holdings restricted stock unit (whether vested or unvested) was assumed by KludeIn in accordance with the Conversion Ratio and converted into a restricted stock unit for KludeIn Class A Common Stock (each, an “Assumed RSU”) issued under the 2023 Equity Incentive Plan, such Assumed RSUs continuing to have and be subject to substantially the same terms and conditions as were applicable to such RSUs under the Near Holdings 2022 Employee Restricted Stock Unit Plan, and (iii) each outstanding warrant to purchase Near Holdings capital stock was assumed by KludeIn in accordance with the Conversion Ratio and converted into a corresponding warrant to purchase shares of KludeIn Class A Common Stock (each, an “Assumed Warrant”), such Assumed Warrants continuing to have and be subject to substantially the same terms and conditions as were applicable to such warrants immediately prior to the First Effective Time.

At the effective time of the Second Merger (the “Second Effective Time”), (i) each membership interest of Merger Sub 2 issued and outstanding immediately prior to the Second Effective Time remained outstanding as a membership interest of Merger Sub 2 and (ii) all shares of common stock of Near Holdings were automatically cancelled and ceased to exist without any consideration being payable therefor.

Additionally, on the Closing Date, in connection with the consummation of the Business Combination, KludeIn changed its name from KludeIn I Acquisition Corp. to Near Intelligence, Inc. Beginning on March 24, 2023, the Company’s common stock and warrants trade on the Nasdaq Capital Market under the ticker symbols “NIR” and “NIRWW,” respectively.

The Company determined that Near Holdings was the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) Topic 805, “Business Combinations”. The determination was primarily based on the following facts:

–       Former Near Holdings stockholders have a controlling voting interest in the Company;

–       Near Holdings existing management team serves as the initial management team of the Company.

–       Near Holdings management continues to hold executive management roles for the post-combination company and be responsible for the day-to-day operations, and

–       Near Holdings operations comprise the ongoing operations of the Company.

Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Near Holdings issuing stock for the net assets of KludeIn, accompanied by a recapitalization. The primary asset acquired from KludeIn was related to the cash amounts that was assumed at historical costs. Separately, the Company also assumed warrants that were deemed to be derivatives and meet liability classification subject to fair value adjustment measurements upon closing of the Business Combination. No goodwill or other intangible assets were recorded as a result of the Business Combination.

While KludeIn was the legal acquirer in the Business Combination, because Near Holdings was deemed the accounting acquirer, the historical consolidated financial statements of Near Holdings became the historical consolidated financial statements of the combined company, upon the consummation of the Business Combination. As a result, the condensed consolidated financial statements included in this report reflect (i) the historical operating results of Near Holdings prior to the Business Combination; (ii) the combined results of KludeIn and Near Holdings following the closing of the Business Combination; (iii) the assets and liabilities of Near Holdings at their historical cost; and (iv) the Company’s equity structure for all periods presented.

In accordance with guidance applicable to these circumstances, the equity structure has been retroactively restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Near Holdings shareholders and Near Holdings convertible preferred shareholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Near Holdings redeemable convertible preferred stock and Near Holdings common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination.

1    Reorganization and description of business

Reorganization

Near Pte. Ltd. and Near Intelligence Holdings Inc., a Delaware corporation formed for the purpose of reorganization (the “Company”) entered into a Contribution Agreement wherein effective April 19, 2022, Near Pte. Ltd. transferred legal title and beneficial ownership of substantially all of its assets (with the exception of investments in Near Australia Pty. Ltd., and Near India Pvt. Ltd. (collectively, the “Dormant Subsidiaries”)), to the Company and the Company assumed substantially all of Near Pte. Ltd.’s liabilities, warrants and other existing potential dilutive equity instruments in exchange for common stock of the Company. In consideration for this transfer, the Company issued 379,262.045 of its common stock to Near Pte. Ltd.

Also, Near Pte. Ltd. and the Company entered into an Exchange and Recapitalization Agreement dated June 13, 2022 wherein Near Pte. Ltd. exchanged all of the current common stock for a combination of common stock and preferred stock of the Company such that (a) the number of shares in common stock of the Company held by Near Pte. Ltd. is equivalent, on a 1000:1 basis, to the number of outstanding common stock of Near Pte. Ltd.; and (b) the number of each series of preferred stock of the Company is equivalent, on a 1000:1 basis, to the number of outstanding shares of the similarly named series of preferred stock of Near Pte. Ltd. Rights, preferences and privileges of each class of stock of the Company mimic the rights, preferences and privileges of the corresponding stock of Near Pte Ltd. Thereby, the Company’s capital structure would consist of 71,963.894 shares of common stock (Note 19) and 307,298.151 shares of various series of preferred stock (Note 18). As a next step, Near Pte. Ltd. distributed all of its shares in the Company to its stockholders by way of capital reduction and stockholders of Near Pte. Ltd. have become the stockholders of the Company. Ultimately, Near Pte. Ltd. does not hold any interests in the Company or vice versa.

Further, Near Pte. Ltd. and the Dormant Subsidiaries are in the process of winding up/liquidation and the retained cash of $538,556 will be used to settle net liabilities of $342,094 in these legal entities and also will be used to cover costs and fees for the liquidation and balance (if any) will be distributed to Near Pte. Ltd.’s stockholders. Consequently, net assets of $196,462 at the effective date of reorganization have been shown as distribution in these consolidated financial statements. The Company is not liable to bear any liquidation expenses of Near Pte. Ltd. and the Dormant Subsidiaries.

While the Company was the legal acquirer of Near Pte. Ltd., for accounting purposes, the reorganization is treated similar to a reverse recapitalization, whereby Near Pte. Ltd. is deemed to be the accounting acquirer, and the historical financial statements of Near Pte. Ltd. became the historical financial statements of the Company upon the closing of the reorganization.

Under this method of accounting, the Company is treated as the “acquired” company and Near Pte. Ltd. is treated as the acquirer for financial accounting purposes. Accordingly, for accounting purposes, the reorganization is treated as the equivalent of Near Pte. Ltd. issuing stock for the net assets of the Company accompanied by the reorganization. Because the reorganization is a common control transaction the net assets and prior year financial statements are stated at historical cost, with no goodwill or other intangible assets recorded, and the legal capital of Near Pte. Ltd. has been retroactively adjusted to reflect the capital of the legal acquirer (accounting acquiree), which is the Company. The shares and net loss per share prior to the reverse recapitalization have been retroactively ajusted to reflect the exchange ratio of 1000:1.

Description of business

The Company is incorporated under the laws of the state of Delaware in 2022 and has foreign subsidiaries located in India, Australia, United States of America, Japan, France and Singapore. The principal activities of the Company are those of data processing, hosting, advertising, data driven marketing and related activities.

The Company is a global, full stack data intelligence SaaS platform that stitches and enriches data on people and places from which its customers can derive actionable intelligence to help them make better decisions. The Company’s mission is bringing meaningful intelligence to customer behavior and helping enterprises use that intelligence to make meaningful decisions. The Company’s cloud -based platform provides accurate and comprehensive information on people, places, and products. This intelligence enables enterprises to make decisions in real time. With the Company’s Data intelligence Platform businesses can understand and reach their customer base.

On May 18, 2022, KludeIn I Acquisition Corp. (“KludeIn”), a Delaware corporation listed with NASDAQ in the United States, and Near Pte. Ltd. entered into an Agreement and Plan of Merger that will transform the Company into a publicly listed company. On December 23, 2022 KludeIn and Near entered into an amendment to the merger agreement dated May 18, 2022 revising the implied enterprise value for the company stockholders of approximately $675 million to approximately $575 million subject to customary closing conditions. Subject to customary closing conditions, the transaction is expected to close in the first quarter of 2023.

Kludein I Acquisition Corp. [Member]
Organization and description of business [Abstract]
Organization and description of business

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

KludeIn I Acquisition Corp. (“KludeIn” or the “Company”) is a blank check company incorporated in Delaware on September 24, 2020. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies. The Company has two wholly-owned subsidiaries that were created on April 21, 2022, Paas Merger Sub 1 Inc., a Delaware corporation (“Merger Sub 1”) and Paas Merger Sub 2 LLC., a Delaware limited liability company (“Merger Sub 2” and, together with Merger Sub 1, the “Merger Subs”).

Consummation of Business Combination

On May 18, 2022, KludeIn entered into an Agreement and Plan of Merger (as amended on November 3, 2022, December 23, 2022 and January 17, 2023, the “Merger Agreement”) with Paas Merger Sub 1 Inc., a Delaware corporation and wholly owned subsidiary of KludeIn (“Merger Sub 1”), Paas Merger Sub 2 LLC, a Delaware limited liability company and wholly owned subsidiary of KludeIn (“Merger Sub 2”), and Near Intelligence Holdings Inc., a Delaware corporation (“Near Holdings”).

On March 23, 2023 (the “Closing Date”), pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, immediately prior to the consummation of the transactions contemplated by the Merger Agreement, (i) Merger Sub 1 merged with and into Near Holdings, with Near Holdings surviving the merger as a wholly owned subsidiary of KludeIn (the “First Merger”) and (ii) immediately following the First Merger, Near Holdings, as the surviving entity of the First Merger, merged with and into Merger Sub 2, with Merger Sub 2 being the surviving entity (the “Second Merger” and, together with the First Merger, the “Mergers”). We refer to the Mergers and the other transactions described in the Merger Agreement collectively herein as the “KludeIn Business Combination”.

On the Closing Date, KludeIn issued Merger Consideration in the aggregate amount of 42,109,018 shares.

Additionally, on the Closing Date, in connection with the consummation of the KludeIn Business Combination, KludeIn changed its name from KludeIn I Acquisition Corp. to Near Intelligence, Inc. (“Near”).

Business Prior to the Business Combination

As of December 31, 2022, the Company had not commenced any operations. All activity through December 31, 2022 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), which is described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination and activities in connection with the KludeIn Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income and unrealized gains from the marketable securities held in the Trust Account (as defined below), and gains or losses from the change in fair value of the warrant liabilities and convertible promissory note.

The registration statement for the Company’s Initial Public Offering was declared effective on January 6, 2021. On January 11, 2021, the Company consummated the Initial Public Offering of 17,250,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriter of its over-allotment option in the amount of 2,250,000 Units, at $10.00 per Unit, generating gross proceeds of $172,500,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 5,200,000 warrants (each, a “Private Placement Warrant” and, collectively, the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to KludeIn Prime LLC (the “Sponsor”), generating gross proceeds of $5,200,000, which is described in Note 4.

The Company incurred $14,303,235 in transaction costs, including $3,450,000 of underwriting fees, $6,037,500 of deferred underwriting fees, $4,411,238 of fair value of the Founder Shares (defined below) attributable to the Anchor Investor (defined below) and $404,497 of other offering costs. Transaction costs allocated to the warrants were $523,013 and were expensed in the accompanying consolidated statement of operations for the year ended December 31, 2021.

Following the closing of the Initial Public Offering on January 11, 2021, an amount of $172,500,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s stockholders, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. Nasdaq Capital Markets rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less any deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the signing a definitive agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of the outstanding Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination, (ii) by means of a tender offer, or (iii) in connection with a special meeting of stockholders to approve an extension of the deadline to complete a Business Combination, as described below. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem the Public Shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against the proposed Business Combination.

Notwithstanding the above, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its Public Shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor has agreed (a) to waive its redemption rights with respect to its Founder Shares and Public Shares held by it in connection with the completion of a Business Combination, (b) to waive its liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination by April 11, 2023 and (c) not to propose an amendment to the Amended and Restated Certificate of Incorporation (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination or (ii) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company initially had until July 11, 2022 to complete a Business Combination, which was extended to January 11, 2023 (the “Combination Period”) after the approvals obtained at special meetings of stockholders held on July 7, 2022 and January 6, 2023 (the “Extension”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

At the special meeting of stockholders on July 7, 2022 in connection with the Extension, stockholders holding 6,845,606 Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, $68,488,691 (approximately $10.00 per share), which included $32,631 of interest earned on the Trust Account which was not previously used to pay the Company’s tax obligation, was removed from the Trust Account to pay such holders. Following these redemptions, the Company had 10,404,394 Public Shares outstanding and the aggregate amount remaining in the Trust Account at the time was $104,093,013.

On July 7, 2022, the Company issued an unsecured promissory note to the Sponsor for up to an aggregate principal amount of $2,060,070 (the “Extension Funds”) to be deposited into the Company’s Trust Account in connection with the Extension. The Company was to deposit up to six equal installments of the Extension Funds, or $343,345, into the Trust Account on a monthly basis for each month of the Extension and such amount will be distributed either to: (i) all of the holders of the Public Shares upon the Company’s liquidation or (ii) holders of Public Shares who elect to have their shares redeemed in connection with the consummation of the Company’s initial Business Combination. The Extension Funds note is not convertible and bears no interest and is due and payable upon the earlier of the date on which the Company consummates its initial Business Combination or the date of the liquidation of the Company. As of December 31, 2022, an aggregate of $1,373,380 has been drawn down on the Extension Funds and deposited into the Trust Account to cover the first four months of the extension.

At the special meeting of stockholders on January 6, 2023, stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation (the “Charter Amendment”) to extend the date by which the Company must consummate its initial business combination from January 11, 2023 to April 11, 2023 (or such earlier date as determined by the board of directors of the Company (the “Second Extension”). In connection with the Second Extension, stockholders holding 9,786,530 Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $101 million (approximately $10.32 per share), which included $1,190,676 of interest earned on the Trust Account which was not previously used to pay the Company’s tax obligation, has been removed from the Trust Account to pay such holders. Following redemptions, the Company has 617,864 Public Shares outstanding.

The Sponsor has agreed to waive its liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.00 per Public Share or (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these consolidated financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these consolidated financial statements.